Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations And Asset Acquisitions [Abstract]
Purchase price allocation for business combinations
The below table summarizes the preliminary purchase price allocation for business combinations for the years ended December 31, 2022, 2021 and 2020.

($ millions)	2022	2021	2020
Property, plant and equipment	27	—	—
Right-of-use assets	29	—	—
Currently marketed products	850	—	—
Acquired in-process research & development	175	—	—
Deferred tax assets	189	—	—
Inventories	49	—	—
Trade receivables	70	—	—
Short-term investments	79	—	—
Cash and cash equivalents	78	—	—
Other assets	15	—	—
Lease liabilities	(27)	—	—
Deferred tax liabilities	(255)	—	—
Provisions and other non-current and current liabilities	(235)	—	—
Current income tax liabilities	(46)	—	—
Trade payables	(3)	—	—
Financial debts	(316)	—	—
Net identifiable assets acquired	679	—	—
Goodwill	65	—	—
Total purchase consideration	744	—	—
Acquired liquidity	(78)	—	—
Net assets recognized as a result of business combinations	666	—	—

Purchase price allocation for asset acquisitions
The below table summarizes the purchase price allocation for asset acquisitions for the years ended December 31, 2022, 2021 and 2020.

($ millions)	2022	2021	2020
Currently marketed products	385	—	—
Acquired in-process research & development	10	—	—
Other intangible assets (including software)	12	—	—
Deferred tax assets	57	—	—
Trade receivables	10	—	—
Inventory	16	—	—
Cash and cash equivalents	4	—	—
Other assets	6	—	—
Trade payables and other liabilities	(11)	—	—
Net identifiable assets acquired	489	—	—
Acquired liquidity	(4)	—	—
Net assets recognized as a result of asset acquisitions	485	—	—